Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$107,973,043.40	0.8420264	$90,908,869.99	0.7089516	$17,064,173.41
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$192,393,043.40	0.1538344	$175,328,869.99	0.1401902	$17,064,173.41

Weighted Avg. Coupon (WAC)	3.17%		3.18%
Weighted Avg. Remaining Maturity (WARM)	21.97		21.12
Pool Receivables Balance	$215,970,954.54		$198,464,618.98
Remaining Number of Receivables	34,161		32,999

Adjusted Pool Balance	$211,294,738.59		$194,230,565.18

III. COLLECTIONS

Principal:
Principal Collections	$17,239,515.13
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$377,840.74
Total Principal Collections	$17,617,355.87

Interest:
Interest Collections	$557,302.09
Late Fees & Other Charges	$45,652.66
Interest on Repurchase Principal	$-
Total Interest Collections	$602,954.75

Collection Account Interest	$18,559.30
Reserve Account Interest	$3,853.76
Servicer Advances	$-

Total Collections	$18,242,723.68

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,242,723.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,242,723.68

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$179,975.80	$-	$179,975.80	$179,975.80
	Collection Account Interest					$18,559.30
	Late Fees & Other Charges					$45,652.66
Total due to Servicer						$244,187.76

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$123,269.22		$123,269.22

	Total Class A interest:		$123,269.22		$123,269.22	$123,269.22

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$17,722,428.70

9.	Regular Principal Distribution Amount:					$17,064,173.41

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$17,064,173.41
	Class A Notes Total:		$17,064,173.41		$17,064,173.41
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,064,173.41		$17,064,173.41

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					658,255.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,676,215.95
Beginning Period Amount	$4,676,215.95
Current Period Amortization	$442,162.15
Ending Period Required Amount	$4,234,053.80
Ending Period Amount	$4,234,053.80
Next Distribution Date Required Amount	$3,817,395.26

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.95%	9.73%	9.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.85%	32,620	98.06%	$194,608,515.56
30 - 60 Days	0.95%	315	1.58%	$3,133,759.52
61 - 90 Days	0.15%	50	0.27%	$542,549.92
91-120 Days	0.04%	12	0.08%	$155,205.72
121 + Days	0.01%	2	0.01%	$24,588.26
Total		32,999		$198,464,618.98

Delinquent Receivables 30+ Days Past Due
Current Period	1.15%	379	1.94%	$3,856,103.42
1st Preceding Collection Period	1.17%	399	1.87%	$4,042,091.67
2nd Preceding Collection Period	1.48%	520	2.42%	$5,610,259.16
3rd Preceding Collection Period	1.49%	538	2.39%	$5,978,673.82
Four-Month Average	1.32%		2.16%

Repossession in Current Period		23		$210,378.49
Repossession Inventory		70		$186,901.40

Current Charge-Offs
Gross Principal of Charge-Offs				$266,820.43
Recoveries				$(377,840.74)
Net Loss				$(111,020.31)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.62%

Average Pool Balance for Current Period				$207,217,786.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.64%
1st Preceding Collection Period				0.37%
2nd Preceding Collection Period				0.67%
3rd Preceding Collection Period				1.11%
Four-Month Average				0.38%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,456	$33,948,636.98
Recoveries		44	2,222	$(19,011,104.50)
Net Loss				$14,937,532.48
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *		19	1,889	$15,015,638.82
Average Net Loss for Receivables that have experienced a Net Loss				$7,948.99

Principal Balance of Extensions				$624,115.14
Number of Extensions				52

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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